Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

As at December 31, 2022, the Company had under construction two DP2 shuttle tankers, one suezmax tanker and four dual fuel LNG powered aframax tankers.

The total contracted amount remaining to be paid for the seven vessels under construction plus the extra costs agreed as at December 31, 2022, were $598,341. The amount of $220,005 is due to be paid in 2023, $171,830 in 2024 and $206,506 in 2025.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Brazilian authorities have charged certain shipbrokers with various offenses in connection with charters entered into between a major state oil entity and various international shipowners.  In 2020, in parallel with U.S. Department of Justice and U.S. Securities and Exchange Commission investigations regarding whether the circumstances surrounding these charters, including the actions taken by these shipbrokers, constituted non-compliance with provisions of the U.S. Foreign Corrupt Practices Act of 1977 (FCPA) applicable to the Company, the Company began investigating these matters. The Company is always committed to doing business in accordance with anti-corruption laws and is cooperating with these agencies.

Charters-out

The future minimum revenues of vessels in operation at December 31, 2022, before reduction for brokerage commissions and assuming no off-hire days, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2023	$328,203
2024	232,339
2025	148,759
2026	118,471
2027	97,485
2028 to 2036	72,195
Minimum charter revenues	$997,452